FAIR VALUE MEASUREMENTS (Schedule of Market observable data of similar instruments) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Money market funds	$ 2,160	$ 2,158
Other current assets:
Foreign currency derivative instruments	65	12
Total financial assets	2,225	2,170
Level 1 [Member]
Cash and cash equivalents:
Money market funds	2,160	2,158
Other current assets:
Total financial assets	2,160	2,158
Level 2 [Member]
Other current assets:
Foreign currency derivative instruments	65	12
Total financial assets	$ 65	$ 12